Equity Method Investments	12 Months Ended
Dec. 31, 2011
Equity Method Investments

7.	EQUITY METHOD INVESTMENTS

RW Gathering

Pursuant to the terms of the Williams PEA, we and Williams agreed to form RW Gathering, LLC (“RW Gathering”), a Delaware limited liability company, to own any gas-gathering assets which we agreed to jointly construct in order to facilitate the development of our Project Area. The initial members of RW Gathering were Williams and us, each owning an equal interest in the company. On September 30, 2010, pursuant to the Sumitomo PEA, we sold 20% of our interest in RW Gathering to Sumitomo, decreasing our ownership in RW Gathering to 40% (for additional information, see Note 4, Business and Oil and Gas Property Acquisitions and Dispositions , to our Consolidated Financial Statements). As of January 1, 2010, Williams became the manager of RW Gathering.

We recorded our investment in RW Gathering of approximately $15.7 million and $6.4 million as of December 31, 2011 and 2010, respectively, on our Consolidated Balance Sheets as Equity Method Investments. During 2011, we contributed approximately $9.7 million in cash to RW Gathering to support current pipeline and gathering line construction, compared to $5.6 million during the same period in 2010. RW Gathering recorded net losses from continuing operations of $0.4 million and $0.1 million for the years ended December 31, 2011 and 2010, respectively. The losses incurred were due to insurance fees, bank fees, rent expenses and DD&A expense. Our share of the net loss from continuing operations is recorded on the Statements of Operations as Loss on Equity Method Investments.

When evaluating our Equity Method Investments for impairment we review our ability to recover the carrying amount of such investments or the entity’s ability to sustain earnings that justify its carrying amount. In the case of RW Gathering, the nature of its assets is such that under normal circumstances an entity would capitalize and evaluate the assets as a part of its producing well properties. Therefore, our ability to recover the carrying amount of our investment lies in the value of our producing well assets that utilize these gathering systems. As of December 31, 2011, we determined that we had the ability to recover the carrying amount of our investment in RW Gathering.

Keystone Midstream

On September 30, 2010, we sold 30% of our interest in Keystone Midstream Services, LLC (“Keystone Midstream”) to Sumitomo, decreasing our ownership of the entity to 28% and triggering a re-evaluation of the consolidation analysis. Due to our decreased ownership in Keystone Midstream and our decreased ownership of the Butler County, Pennsylvania assets to be serviced by Keystone Midstream (see Note 4, Business and Oil and Gas Property Acquisitions and Dispositions, to our Consolidated Financial Statements); we no longer have the power to direct the activities that most significantly impact the entity’s economic performance. Thus, we are no longer considered the primary beneficiary of Keystone Midstream and have deconsolidated the operations as of September 1, 2010, the effective date of the sale.

As of September 1, 2010, we accounted for our 28% ownership interest in Keystone Midstream via the equity method. Prior to September 1, 2010, Keystone Midstream was a consolidated VIE. Under the equity method, we recorded our investment in Keystone Midstream of approximately $26.0 million and $12.0 million as of December 31, 2011 and 2010, respectively, on our Consolidated Balance Sheet as Equity Method Investments. In 2011 and 2010, we contributed approximately $13.5 million and $9.6 million, respectively, to Keystone Midstream primarily support the construction of cryogenic gas processing plants. Keystone Midstream recorded net income from continuing operations of $1.6 million for the year ended December 31, 2011, and a net loss of $0.5 million for the four month period ended December 31, 2010.

Prior to September 1, 2010, we consolidated the operations of Keystone Midstream, where the noncontrolling interest’s share of net loss was recorded as Net Loss Attributable to Noncontrolling Interests. Subsequent to September 1, 2010, we record our share of net losses related to Keystone Midstream as Loss on Equity Method Investments on our Consolidated Statement of Operations. Our share of losses incurred to date under the equity method of accounting are primarily due to project management costs, general and administrative expenses, and DD&A expenses and totaled approximately $0.5 million and $0.1 million for the years ended December 31, 2011 and 2010, respectively.

When evaluating our Equity Method Investments for impairment we review our ability to recover the carrying amount of such investments or the entity’s ability to sustain earnings that justify its carrying amount. In the case of Keystone Midstream, the entity has justified its ability to sustain earnings that justify its carrying amount through the capacity reservation fee (see Note 9, Commitments and Contingencies, to our Consolidated Financial Statements). The capacity reservation fee provides guaranteed cash flows to the equity group.